Marketable Securities - Reconciliation of Marketable Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments [Abstract]
Balance – beginning of year	$ 3,120	$ 988
Additions	228	514
Reclassification of investment in Solaris	135,964	0
Change in fair value	101,218	1,618
Balance – end of year	$ 240,530	$ 3,120